Underlying Asset Split of Fund (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity - Underlying asset split	90.00%	90.00%
Bonds - Underlying asset split	10.00%	10.00%
Total underlying asset split	100.00%	100.00%